STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee	$ 224,502,011
Employer	127,801,745
Rollover	15,383,484
Total contributions	367,687,240
Net appreciation in Plan investments	604,922,553
Dividends	13,551,892
Interest income on notes receivable from participants	8,154,544
Other income	379,640
Total additions	994,695,869
DEDUCTIONS FROM NET ASSETS AVAILABLE FOR BENEFITS
Benefits paid to participants	594,795,833
Administrative expenses	2,298,172
Total deductions	597,094,005
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS BEFORE TRANSFER	397,601,864
Transfer in from other plans	475,289,607
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS AFTER TRANSFERS	872,891,471
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	4,076,643,703
End of year	$ 4,949,535,174